SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Staff advance	$ 674,379	$ 436,145
Deposit	91,419	88,650
VAT recoverable		2,780
Others	125,369	64,780
Subtotal	891,167	592,355
Less: allowance for credit losses	(123,954)	(126,875)
Total of other current assets	$ 767,213	$ 465,480